NON-CONTROLLING INTERESTS (Narrative) (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2016 CNY (¥)
NON-CONTROLLING INTERESTS [Line Items]
Noncontrolling Interest, Decrease from Deconsolidation	¥ 1,885	¥ 758
Non Controlling Interests, Purchase Of Interests, Consideration Transferred	¥ 4,504
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
Huanyu Liren and Suzhou Jiaxue [Member]
NON-CONTROLLING INTERESTS [Line Items]
Non Controlling Interests, Purchase Of Interests, Consideration Transferred		¥ 798
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions		100.00%
Ambow Jingxue [Member]
NON-CONTROLLING INTERESTS [Line Items]
Non-controlling interest (as a percent)			40.00%
Suzhou Ambow Jiaxue Education and Investment Co., Ltd [Member]
NON-CONTROLLING INTERESTS [Line Items]
Non-controlling interest acquired			¥ 400
Shanghai Huanyu Liren Ducation Training Co., Ltd [Member]
NON-CONTROLLING INTERESTS [Line Items]
Non-controlling interest (as a percent)			40.00%
Non-controlling interest acquired			¥ 396
Beijing Ambow Cowain Education and Technology Co Ltd [Member]
NON-CONTROLLING INTERESTS [Line Items]
Non-controlling interest (as a percent)	49.00%
Non-controlling interest acquired	¥ 1,470
Shenyang Hanwen Classic Books Publishing Co., Ltd [Member]
NON-CONTROLLING INTERESTS [Line Items]
Non-controlling interest (as a percent)	10.00%
Huanyu Liren and Suzhou Jiaxue [Member]
NON-CONTROLLING INTERESTS [Line Items]
Non-controlling interest (as a percent)		40.00%